Accruals and other current liabilities (Tables)	12 Months Ended
Dec. 31, 2014
Accruals and other current liabilities [Abstract]
Accrued Expenses and Other Current Liabilities

	As of December 31,
	2013	2014
	RMB'000	RMB'000

Accrued salaries and welfare	4,991	17,334
Business and other taxes payables (i)	14,191	12,473
Legal and professional fee (ii)	—	13,226
Government subsidies	780	230
Others	838	4,023
Total	20,800	47,286